Feb. 13, 2017
AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO
("Concentrated International")

Supplement dated April 10, 2017 to the following Prospectus and Summary Prospectus, as amended:
Prospectus	Date
Concentrated International	February 13, 2017

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The third sentence of the introductory paragraph in the section "Summary Information—Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]—Financial Intermediary Waivers".

The footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]—Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

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